CONDENSED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		109 Months Ended	115 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (2,241)	$ (3,849)	$ (6,920)	$ (5,714)	$ (27,083)	$ (29,324)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12	10	21	20	88	100
Stock-based compensation	1,148	233	513	1,823	6,081	7,229
Common stock issued for acquisition of license	0	0	0	0	29	29
Warrants issued for financing costs	0	0	0	0	468	468
Change in fair value of derivative liability	(766)	748	50	(580)	1,010	244
Contributed services	0	0	0	0	774	774
Amortization of debt discount	0	0	0	0	21	21
Increase in operating assets:
Prepaid expenses	(117)	0	(77)	0	(77)	(194)
Other assets		0	(3)	0	(3)	(3)
(Decrease) increase in operating liabilities:
Accounts payable and accrued expenses	(185)	846	1,895	707	2,780	2,595
Cash used in operating activities	(2,149)	(2,012)	(4,521)	(3,744)	(15,912)	(18,061)
Cash flows from investing activities:
Acquisition of office equipment	(8)	0	(7)	0	(23)	(31)
Acquisition of intangibles	0	0	0	0	(194)	(194)
Cash used in investing activities	(8)	0	(7)	0	(217)	(225)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants	1,217	0	652	5,673	17,627	18,844
Proceeds from exercise of options and warrants	217	431	691	0	816	1,033
Issuance cost of common stock and warrants sold	(122)	0	0	(70)	(74)	(196)
Proceeds from convertible notes - stockholder	0	0	0	0	155	155
Repayments of convertible notes - stockholder	0	0	0	0	(50)	(50)
Cash provided by financing activities	1,312	431	1,343	5,603	18,474	19,786
Net increase (decrease) in cash	(845)	(1,581)	(3,185)	1,859	2,345	1,500
Cash, beginning of period	2,345	5,530	5,530	3,671	0	0
Cash, end of period	$ 1,500	$ 3,949	$ 2,345	$ 5,530	$ 2,345	$ 1,500